SCHEDULE OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Beginning balance	$ 17,733
Write-off	(17,733)
Addition		17,708
Exchange difference		(25)
Ending balance		$ 17,733